Capital Stock - Schedule of Repurchase Activities under NCIB and SVS Held for Delivery under SBC Plans (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation	$ 35.6		$ 34.6		$ 35.9
Aggregate cost of SVS repurchased for delivery under SBC plans	89.8	[1]	11.1	[2]	54.4	[3]
SVS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation	$ 35.6		$ 34.6		$ 35.9
Number of SVS repurchased for cancellation (in millions) (in shares)	2,600		3,400		4,400
Weighted average price per share for repurchases (in dollars per share)	$ 13.83		$ 10.45		$ 8.21
Aggregate cost of SVS repurchased for delivery under SBC plans	$ 82.3		$ 44.9		$ 20.6
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)	3,700		3,900		1,900
Number of SVS held by trustee for delivery under SBC plans (in millions) (in shares)	3,300		1,500		1,400
Value of SVS held by trustee for delivery under SBC plans	$ 72.6		$ 16.7		$ 15.1
Number of SVS repurchased for cancellation (in millions) (in shares)	2,700		3,140		4,400
Accrual for repurchase of stock under automatic share purchase plan	$ 2.7
SVS | 2020 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrual for repurchase of stock under automatic share purchase plan					$ 7.5		$ 15.0
SVS | NICB ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)	900		2,500		2,800
SVS | 2021 SBC ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrual for repurchase of stock under automatic share purchase plan					$ 33.8
SVS | SBC ASPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)	3,700		3,900		700

[1]	Consists of $82.3 paid to repurchase SVS for delivery obligations under our SBC plans in 2023 and $7.5 accrued at December 31, 2023 for the estimated Contractual Maximum Quantity under an ASPP executed in September 2023 for such purpose. See note 12.
[2]	Consists of $44.9 paid to repurchase SVS for delivery obligations under our SBC plans in 2022, offset in part by the reversal of the $33.8 2021 SBC Accrual. See note 12.
[3]	Consists of $20.6 paid to repurchase SVS for delivery obligations under our SBC plans in 2021, and $33.8 accrued as of December 31, 2021 for the estimated Contractual Maximum Quantity under an ASPP executed in December 2021 for such purpose (2021 SBC Accrual). See note 12.